DEFERRED COMPENSATION	12 Months Ended
Dec. 31, 2021
Compensation Related Costs [Abstract]
DEFERRED COMPENSATION

NOTE 10 – DEFERRED COMPENSATION

As of December 31, 2021, and 2020, the Company has accrued $505,896 and $797,042, respectively, of deferred compensation relating to individual agreements with former CEO and sales staff, which are included in the accompanying consolidated balance sheet in accrued expenses.